Schedule I - Condensed Financial Information of the Company - Summary of Condensed Balance sheet (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Assets [Abstract]
Cash and cash equivalent, net of allowance for doubtful accounts	¥ 250,826	$ 35,868	¥ 233,207
Investment in subsidiaries	65,012	9,297	66,716	¥ 76,688	¥ 77,305
Total assets	938,167	134,159	884,198
Liabilities and Shareholders' equity
Other payables and accrued expenses	41,965	6,001	44,434
Payroll and welfare payable	48	7	649
Total liabilities	506,320	72,406	454,954
Shareholders' equity
Treasury stock (50,414,900 and 50,414,900 shares as of December 31, 2024 and 2025, respectively)	(29,513)	(4,220)	(29,513)
Additional paid-in capital	910,209	130,158	909,930
Accumulated other comprehensive loss	(14,695)	(2,101)	(12,864)
Accumulated deficit	(454,845)	(65,042)	(458,886)
Total shareholders' equity attributable to Huize Holding Limited shareholders	411,229	58,805	408,740
Total liabilities and shareholders' equity	938,167	134,159	884,198
Related Party [Member]
Assets [Abstract]
Amount due from related parties	4,315		995
Other receivables due from subsidiaries and affiliates, net of allowance for doubtful accounts	4,315		995
Common Class A [Member]
Shareholders' equity
Common Stock Value	63	9	63
Common Class B [Member]
Shareholders' equity
Common Stock Value	10	1	10
Parent Company [Member]
Assets [Abstract]
Cash and cash equivalent, net of allowance for doubtful accounts	580	83	1,564
Amount due from related parties	296,854	42,450	314,513
Prepaid expenses	305	43	980
Other receivables due from subsidiaries and affiliates, net of allowance for doubtful accounts	296,854	42,450	314,513
Investment in subsidiaries	164,605	23,538	124,272
Total assets	462,449	66,129	441,438
Liabilities and Shareholders' equity
Other payables and accrued expenses	17,897	2,559	17,893
Payroll and welfare payable	33,323	4,765	14,805
Total liabilities	51,220	7,324	32,698
Shareholders' equity
Treasury stock (50,414,900 and 50,414,900 shares as of December 31, 2024 and 2025, respectively)	(29,513)	(4,220)	(29,513)
Additional paid-in capital	910,209	130,158	909,930
Accumulated other comprehensive loss	(14,695)	(2,101)	(12,864)
Accumulated deficit	(454,845)	(65,042)	(458,886)
Total shareholders' equity attributable to Huize Holding Limited shareholders	411,229	58,805	408,740
Total liabilities and shareholders' equity	462,449	66,129	441,438
Parent Company [Member] | Related Party [Member]
Assets [Abstract]
Amount due from related parties	105	15	109
Other receivables due from subsidiaries and affiliates, net of allowance for doubtful accounts	105	15	109
Parent Company [Member] | Common Class A [Member]
Shareholders' equity
Common Stock Value	63	9	63
Parent Company [Member] | Common Class B [Member]
Shareholders' equity
Common Stock Value	¥ 10	$ 1	¥ 10